Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018	Mar. 25, 2017
Income Tax Disclosure [Abstract]
Canadian statutory rate	26.80%	26.60%	26.60%
Rate differential for U.S. operations	0.10%	0.40%	0.70%
Utilization of unrecognized losses and other tax attributes	(26.20%)	(27.10%)	(26.90%)
Permanent differences and other	(0.70%)	0.10%	(0.40%)
Total	0.00%	0.00%	0.00%